Equity-Based Compensation (Narrative) (Details) (USD $) In Millions, except Share data, unless otherwise specified			12 Months Ended
	Dec. 31, 2011	Feb. 18, 2011	Dec. 31, 2011 Performance Units [Member] Y		Dec. 31, 2010 Performance Units [Member]	Dec. 31, 2009 Performance Units [Member]	Dec. 31, 2011 Phantom Units [Member]	Dec. 31, 2010 Phantom Units [Member]	Dec. 31, 2009 Phantom Units [Member]	Dec. 31, 2011 Restricted Phantom Units [Member] Y	Dec. 31, 2010 Restricted Phantom Units [Member]	Dec. 31, 2009 Restricted Phantom Units [Member]	Dec. 31, 2011 Minimum [Member] Performance Units [Member]	Dec. 31, 2011 Maximum [Member] Performance Units [Member]	Dec. 31, 2012 Expected To Vest 2012 [Member] Performance Units [Member]	Dec. 31, 2012 Expected To Vest 2012 [Member] Restricted Phantom Units [Member]	Dec. 31, 2013 Expected To Vest 2013 [Member] Performance Units [Member]	Dec. 31, 2013 Expected To Vest 2013 [Member] Restricted Phantom Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Limited partner units	850,000
Reclassification of share-based compensation liability to additional paid-in capital		$ 1.9
Number of Performance Units to be vested over three years.													0.00%	200.00%
Expected to vest			19,047	[1]						14,340					11,641	6,125	7,406	8,215
Unrecognized compensation expense			$ 0.4							$ 0.2
Weighted average period for the recognition of the unrecognized compensation costs, in years			2							1.0
Granted, Units			10,580		16,630	52,450	4,000	5,200	16,000	10,580	16,630	52,450
Estimated Forfeiture Rate			30.00%		30.00%					22.00%	30.00%	21.00%

[1]	Based on our December 31, 2011 estimated achievement of specified performance targets, the performance estimate for units granted in 2011 is 100%, and for units granted in 2010 is 100%. The estimated forfeiture rate for units granted in 2011 is 30% and for units granted in 2010 is 30%.